PRINCIPAL ACCOUNTING POLICIES - Group's advances from customers (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Opening balance	¥ 26,251	¥ 15,357	¥ 3,392
Increase , net	23,264	10,894	11,965
Closing balance	49,515	26,251	15,357
Revenue recognized from opening balance	¥ 26,251	¥ 15,357	¥ 3,392